Equity Method Investments and VIEs Equity Method Investments and VIEs - VIEs that are not consolidated (Details) $ in Millions					12 Months Ended
		Mar. 27, 2017 USD ($)	Feb. 29, 2016 USD ($) generatingunit MW	May 08, 2015 generatingunit MW	Dec. 31, 2016 USD ($) generatingunit MW	Aug. 05, 2016 USD ($)	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Power Generation Capacity, Megawatts | MW	[1]				4,997
Equity investments in affiliates	[2]				$ 1,152		$ 797
NRG DGPV Holdco 1 [Member]
Variable Interest Entity [Line Items]
Equity investments in affiliates	[3]				75
NRG DGPV Holdco 1 [Member] | Tax Equity Financed Portfolio of Leases - Community Solar [Member]
Variable Interest Entity [Line Items]
Number of Solar Leases in Portfolio | generatingunit				10
Power Generation Capacity, Megawatts | MW				8
Remaining Lease Term				19 years
NRG DGPV Holdco 1 [Member] | Tax Equity Financed Portfolio of Leases - Commercial PV 1 [Member]
Variable Interest Entity [Line Items]
Number of Solar Leases in Portfolio | generatingunit				12
Power Generation Capacity, Megawatts | MW				37
Remaining Lease Term				18 years
NRG DGPV Holdco 1 [Member] | Tax Equity Financed Portfolio of Leases - Commercial PV 2 [Member]
Variable Interest Entity [Line Items]
Number of Solar Leases in Portfolio | generatingunit				3
Power Generation Capacity, Megawatts | MW				1
Remaining Lease Term				20 years
NRG DGPV Holdco 2 [Member]
Variable Interest Entity [Line Items]
Equity investments in affiliates	[3]				24
NRG DGPV Holdco 2 [Member] | Tax Equity Financed Portfolio of Leases - Commercial PV 1 [Member]
Variable Interest Entity [Line Items]
Number of Solar Leases in Portfolio | generatingunit			18
Power Generation Capacity, Megawatts | MW			28
Remaining Lease Term			21 years
NRG DGPV Holdco 2 [Member] | Tax Equity Financed Portfolio of Leases - Commercial PV 2 [Member]
Variable Interest Entity [Line Items]
Number of Solar Leases in Portfolio | generatingunit			21
Power Generation Capacity, Megawatts | MW			18
Remaining Lease Term			20 years
NRG DGPV Holdco [Member]
Variable Interest Entity [Line Items]
Equity investments in affiliates					99
NRG RPV Holdco [Member]
Variable Interest Entity [Line Items]
Equity investments in affiliates	[3]				$ 71
NRG RPV Holdco [Member] | Tax Equity Financed Portfolio of Leases [Member]
Variable Interest Entity [Line Items]
Number of Solar Leases in Portfolio | generatingunit					5,400
Power Generation Capacity, Megawatts | MW					31
Capital Contributions From Partners in Equity Method Investment					$ 59
NRG RPV Holdco [Member] | Existing Portfolio of Leases [Member]
Variable Interest Entity [Line Items]
Number of Solar Leases in Portfolio | generatingunit					2,200
Power Generation Capacity, Megawatts | MW					15
Remaining Lease Term					19 years
Maximum [Member] | NRG DGPV Holdco 1 [Member] | Tax Equity Financed Portfolio of Leases [Member]
Variable Interest Entity [Line Items]
Equity investments in affiliates					$ 100
Maximum [Member] | NRG DGPV Holdco 2 [Member] | Tax Equity Financed Portfolio of Leases [Member]
Variable Interest Entity [Line Items]
Equity investments in affiliates					$ 50
Maximum [Member] | NRG RPV Holdco [Member] | Tax Equity Financed Portfolio of Leases [Member]
Variable Interest Entity [Line Items]
Remaining Lease Term					19 years
Capital Contributions From Partners in Equity Method Investment			$ 150		$ 60	$ 100
NRG [Member] | NRG DGPV Holdco [Member]
Variable Interest Entity [Line Items]
Due to Related Parties, Current					$ 14
Subsequent Event [Member] | Utah Solar Portfolio [Member]
Variable Interest Entity [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		99.00%
Percentage of Right to Receive Cash Distributed		50.00%
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount		$ 346

[1]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Economic interest based on cash to be distributed. NRG DGPV Holdco 1 LLC, NRG DGPV Holdco 2 LLC, and NRG RPV Holdco 1 LLC are tax equity structures and VIEs. The related allocations are described below.